Condensed Consolidated Statements of Operations and Comprehensive Income (Unaudited) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenue		$ 801,784	$ 1,622,471	$ 2,851,656	$ 4,479,415	$ 5,637,396	$ 9,187,023
Cost of revenue		(140,009)	(870,967)	(565,820)	(1,289,739)	(1,827,082)	(661,462)
Gross profit		661,775	751,504	2,285,836	3,189,676	3,810,314	8,525,561
Selling expenses		(10,043)	(54,921)	(34,957)	(224,935)	(253,958)	(188,900)
General and administrative expenses		(423,931)	(326,090)	(1,066,604)	(905,391)	(1,668,432)	(935,302)
Profit from operations		227,801	370,493	1,184,275	2,059,350	1,887,924	7,401,359
Other income (expenses):
Interest income		10,522	15,934	33,489	66,213	76,952	36,721
Exchange gain (loss)		(135,842)	8,957	(107,920)	(3,088)	(476)	(813)
Sundry income		1,304	13,956	110,336	45,816	110,916	35,648
Total other income (expenses), net		(124,016)	38,847	35,905	108,941	187,392	71,556
Income before income tax		103,785	409,340	1,220,180	2,168,291	2,075,316	7,472,915
Income tax expense		(135,784)	(201,789)	(595,156)	(872,063)	(988,916)	(2,504,845)
Net (loss) income		(31,999)	207,551	625,024	1,296,228	1,086,400	4,968,070
Other comprehensive income
Foreign currency translation adjustment		(128,843)	(2,946)	(365,759)	63,036	104,193	329,795
Total comprehensive (loss) income		$ (160,842)	$ 204,605	$ 259,265	$ 1,359,264	$ 1,190,593	$ 5,297,865
Net (loss) income per share - Basic (in Dollars per share)	[1]	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Weighted average number of common shares outstanding
- Basic (in Shares)		1,701,181,423	1,701,181,423	1,701,181,423	1,701,181,423	1,701,181,423	1,701,181,423

[1]	Less than $0.01 per share